Cover	Nov. 01, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35263
Entity Registrant Name	VEREIT, INC.
Entity Central Index Key	0001507385
Entity Tax Identification Number	45-2482685
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	800
Local Phone Number	606-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VER
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
V E R E I T Operating Partnership L. P. [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2021
Entity File Number	333-197780
Entity Registrant Name	VEREIT OPERATING PARTNERSHIP, L.P.
Entity Central Index Key	0001528059
Entity Tax Identification Number	45-1255683
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	800
Local Phone Number	606-3610
Entity Emerging Growth Company	false